Other Assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other Assets
22.	OTHER ASSETS

	Note		2016	2017
Intangible assets	(i	)	11,120	10,988
Prepaid rental for premises, leased lines and electricity cables			2,854	2,812
Direct incremental costs for activating broadband and IPTV subscribers	(ii	)	7,690	4,522
Receivables for sales of mobile handsets, net of allowance	(iii	)	1,432	753
VAT recoverable	(iv	)	307	596
Others			1,476	1,050

			24,879	20,721

(i)	Intangible assets

	Computer software	Others	Total
Cost:
At January 1, 2016	23,449	1,883	25,332
Additions	159	18	177
Transfer from CIP	2,761	242	3,003
Disposals	(1,148)	(67)	(1,215)

At December 31, 2016	25,221	2,076	27,297
Additions	42	2	44
Transfer from CIP	3,222	568	3,790
Disposals	(1,327)	(60)	(1,387)

At December 31, 2017	27,158	2,586	29,744

Accumulated amortization and impairment:
At January 1, 2016	(12,736)	(773)	(13,509)
Amortization charge for the year	(3,618)	(228)	(3,846)
Disposals	1,129	49	1,178

At December 31, 2016	(15,225)	(952)	(16,177)
Amortization charge for the year	(3,657)	(290)	(3,947)
Disposals	1,323	45	1,368

At December 31, 2017	(17,559)	(1,197)	(18,756)

Net book value:
At December 31, 2017	9,599	1,389	10,988

At December 31, 2016	9,996	1,124	11,120

(ii)	Direct incremental costs for activating broadband subscribers mainly include the costs of installing broadband and IPTV terminals at customer’s homes for the provision of broadband and IPTV services. Such costs are amortized over the expected service period.

(iii)	The amount includes the receivables from the sales of mobile handsets that are gradually recovered over one year during the contract period. Receivables to be gradually recovered within one year is included in prepayments and other current assets (see Note 25(i)).

(iv)	VAT recoverable includes input VAT and prepaid VAT which will likely be deducted beyond one year. VAT recoverable which will be deducted within one year are included in prepayments and other current assets (see Note 25(ii)).